OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
Schedule Of Other Payables And Accruals

Other payables and accruals consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Payables for purchase of property, plant and equipment	274,948,772	253,431,693
Payables for project assets	223,306,031	184,623,149
Government grants related to assets	121,560,000	181,160,000
Value-added tax and other tax payable	88,654,952	26,545,382
Freight payables	23,904,150	28,799,192
Accrued utilities, rentals and interest	14,148,324	35,204,650
Payables to Zhejiang Global Photovoltaic Technology Co., Ltd. (Note 26(c))	16,888,607	-
Contracted labor fee	11,719,622	19,593,436
Accrued warranty cost	11,101,709	21,179,367
Commission payables	8,651,046	2,020,242
Accrued professional service fees	6,031,954	13,844,655
Others	12,112,492	50,991,380
Total	813,027,659	817,393,146